STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss for the period	€ (47,003)	€ (33,590)	€ (50,915)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	182	(4)	88
Tax impact	0	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	182	(4)	88
Currency translation adjustment	(94)	125	(36)
Tax impact	0	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	(94)	125	(36)
Total comprehensive loss	€ (46,915)	€ (33,469)	€ (50,863)